Note 7 - Capital Stock (Details) (USD $)	1 Months Ended		3 Months Ended	12 Months Ended		2 Months Ended			3 Months Ended		1 Months Ended
	Jul. 31, 2013	Mar. 31, 2013	Feb. 28, 2014	Nov. 30, 2013	Aug. 31, 2013	Feb. 01, 2011 Series A Common Share Purchase Warrant [Member]	Feb. 28, 2014 Series A Common Share Purchase Warrant [Member]	Jan. 31, 2011 Series A Common Share Purchase Warrant [Member]	Feb. 28, 2014 Common Stock [Member]	Mar. 31, 2013 Common Stock [Member]	Jul. 31, 2013 Warrant [Member]	Mar. 31, 2013 Warrant [Member]	Nov. 30, 2013 Odidi Holdco [Member]
Note 7 - Capital Stock (Details) [Line Items]
Common Stock, Shares, Issued (in Shares)			22,819,711	21,430,611									0.0275
Common Stock, Shares, Outstanding (in Shares)			22,819,711	21,430,611	21,430,611
Preferred Stock, Shares Issued (in Shares)			0
Preferred Stock, Shares Outstanding (in Shares)			0
Proceeds from Issuance or Sale of Equity	$ 3,075,000	$ 3,121,800
Sale of Stock, Price Per Share (in Dollars per share)	$ 2.05	$ 1.72
Stock Issued During Period, Shares, New Issues (in Shares)	1,500,000	1,815,000	4,808,054	0					1,312,100
Class of Warrant or Right, Number of Securities Called by Warrants or Rights (in Shares)	375,000	0.25	2,514,575				1,770,000			453,750
Warrants, Exercisable Term	5 years	5 years				5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Item)	2.55	2.10				2.50	2.50
Proceeds from Issuance of Common Stock		2,700,000	4,944,014	0
Derivative Liability, Fair Value, Gross Liability	328,350	407,558
Payments of Stock Issuance Costs	467,989	57,531	429,242								57,525	389,289
Proceeds from Issuance or Sale of Equity, Net of Issuance Costs	2,500,000
Common Stock, Capital Shares Reserved for Future Issuance (in Shares)	5,305,484
Registration Payment Arrangement, Maximum Potential Consideration	16,800,000
Deferred Offering Costs				$ 419,777				$ 419,777